Share warrants - Schedule of Warrant Obligations (Detail) - Warrant ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of reserves within equity [line items]
Beginning balance	₨ 190		₨ 772	₨ 1,309
Foreign currency translation	8		13	14
Converted to Public warrants
Change in fair value	(184)		(595)	(551)
Balance	14	$ 0	190	772
Public Warrants
Disclosure of reserves within equity [line items]
Beginning balance	156		558	915
Foreign currency translation	8		10	9
Converted to Public warrants	14		78	32
Change in fair value	(165)		(490)	(398)
Balance	13	0	156	558
Private Warrants
Disclosure of reserves within equity [line items]
Beginning balance	34		214	394
Foreign currency translation			3	5
Converted to Public warrants	(14)		(78)	(32)
Change in fair value	(19)		(105)	(153)
Balance	₨ 1	$ 0	₨ 34	₨ 214